Revenue	12 Months Ended
Dec. 31, 2017
Revenue From Rendering Of Telecommunication Services [Abstract]
Revenue
30.	REVENUE
The main source of revenue of the Company includes various telecommunications services in various different streams, and the related information was as discussed in Note 43.